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ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	CLOSED END FUNDS — 29.0%
	FIXED INCOME - 29.0%
10,000	BlackRock Long-Term Municipal Advantage Trust			$ 150,000
10,000	BlackRock Municipal Income Trust II			151,400
13,000	BlackRock MuniHoldings California Quality Fund,			200,720
6,250	BlackRock MuniHoldings Quality Fund II, Inc.			87,625
19,539	BlackRock MuniYield New Jersey Fund, Inc.			309,107
9,250	BlackRock MuniYield Quality Fund, Inc.			149,295
17,150	Eaton Vance California Municipal Bond Fund			198,940
15,000	Eaton Vance Municipal Bond Fund			203,700
11,203	Neuberger Berman Municipal Fund, Inc.			171,630
19,594	Nuveen Municipal Credit Opportunities Fund			306,842
15,000	Nuveen Municipal High Income Opportunity Fund			226,800
22,000	Putnam Managed Municipal Income Trust			192,940
14,800	RiverNorth Flexible Muni Income Fund II, Inc			293,928
				2,642,927

	TOTAL CLOSED END FUNDS (Cost $2,638,988)			2,642,927

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 60.4%
	APPROPRIATION — 3.8%
300,000	Pontotoc County Educational Facilities Authority	4.0000	09/01/40	349,964

	CHARTER SCHOOLS — 1.1%
100,000	California Statewide Communities Development	7.0000	07/01/47	100,017

	CITY — 1.9%
100,000	City of Oil City PA	4.0000	12/01/42	116,476
50,000	City of Waukegan IL	4.0000	12/30/37	60,217
				176,693
	CONTINUING CARE RETIREMENT CTR — 19.5%
200,000	Florida Development Finance Corporation	4.0000	06/01/55	219,879
25,000	Health & Educational Facilities Authority of the	5.0000	02/01/46	27,962
10,000	Illinois Finance Authority	4.0000	05/15/35	10,534
50,000	Illinois Finance Authority	5.0000	05/15/56	57,722

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 60.4% (Continued)
	CONTINUING CARE RETIREMENT CTR — 19.5% (Continued)
250,000	Indiana Finance Authority	4.0000	11/15/51	$ 281,897
200,000	Iowa Finance Authority	4.0000	05/15/53	216,216
100,000	Massachusetts Development Finance Agency	5.0000	07/01/56	108,892
100,000	New Hampshire Business Finance Authority	5.0000	07/01/31	113,361
100,000	New Hampshire Business Finance Authority	5.0000	07/01/56	108,650
25,000	Palm Beach County Health Facilities Authority	5.0000	05/15/47	27,798
25,000	South Carolina Jobs-Economic Development Authority	5.0000	11/15/54	27,896
100,000	Tarrant County Cultural Education Facilities	5.0000	11/15/37	118,800
50,000	Tempe Industrial Development Authority	6.1250	10/01/47	54,941
300,000	Washington State Housing Finance Commission	4.0000	01/01/57	305,678
80,000	Wisconsin Health & Educational Facilities	4.0000	07/01/48	83,744
				1,763,970
	EDUCATION LEASE — 1.3%
100,000	Hammond Multi-School Building Corporation	4.0000	01/15/29	117,996

	ELECTRICITY AND PUBLIC POWER — 4.7%
250,000	American Municipal Power, Inc.	4.0000	02/15/36	296,405
25,000	Puerto Rico Electric Power Authority	5.2500	07/01/30	26,727
100,000	Puerto Rico Electric Power Authority	5.2500	07/01/32	106,838
				429,970
	GOVERNMENT LEASE — 1.0%
50,000	Community College District of Central Southwest	4.0000	03/01/38	57,943
25,000	Lodi Public Financing Authority	4.0000	06/01/39	29,757
				87,700
	HIGHER EDUCATION — 8.5%
200,000	Colorado Mountain College	4.0000	12/01/51	235,012
300,000	Development Authority of Lagrange	5.0000	10/15/52	311,742
100,000	Kentucky Bond Development Corporation	4.0000	06/01/51	116,705
100,000	Michigan Finance Authority	5.0000	05/01/46	110,089
				773,548
	HOSPITALS — 3.8%
300,000	Health Care Authority of the City of Huntsville	4.0000	06/01/45	349,180

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 60.4% (Continued)
	PORTS & MARINAS — 0.3% (Continued)
25,000	Port Authority of New York & New Jersey	4.0000	07/15/50	$ 28,613

	PRIVATE SCHOOLS — 2.4%
100,000	City of Shawnee KS	5.0000	08/01/56	105,315
100,000	Rhode Island Health and Educational Building	4.0000	10/01/51	116,854
				222,169
	SALES TAX — 1.1%
100,000	City of Goddard KS	3.5000	06/01/34	99,674

	STATE — 0.3%
25,000	Commonwealth of Puerto Rico	5.5000	07/01/29	26,440

	STUDENT HOUSING — 1.3%
100,000	Hastings Campus Housing Finance Authority	5.0000	07/01/45	117,242

	TAX BACKED DISTRICT — 3.3%
250,000	Leyden Rock Metropolitan District	4.0000	12/01/51	297,719

	TOBACCO — 0.3%
25,000	New York Counties Tobacco Trust VI	3.7500	06/01/45	26,020

	TOLL ROADS, BRIDGES & TUNNELS — 2.9%
50,000	Pennsylvania Turnpike Commission	4.0000	12/01/51	58,217
45,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/32	48,077
55,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/33	58,831
50,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/36	53,962
40,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/36	43,165
				262,252

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 60.4% (Continued)
	WATER AND SEWER — 2.9%
25,000	Clark Regional Wastewater District	5.0000	12/01/40	$ 31,594
200,000	North Huntingdon Township Municipal Authority	4.0000	04/01/51	230,485
				262,079
	TOTAL MUNICIPAL BONDS (Cost $5,457,564)			5,491,246

	TOTAL INVESTMENTS - 89.4% (Cost $8,096,552)			$ 8,134,173
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.6%			964,020
	NET ASSETS - 100.0%			$ 9,098,193

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(a)	Unrealized Appreciation
21	CBOT 10 Year US Treasury Note	03/22/2022	$ 2,739,849	$ 1,377
	TOTAL FUTURES CONTRACTS

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation

Credit Suisse	Markit CDX North America Investment Grade Index	Sell	1.00%	49.561%	Quarterly	12/26/2026	1,370,000	$ 33,738	$ 31,284	$ 2,454
Credit Suisse	Markit CDX North America High Yield Index	Sell	5.00%	293.102%	Quarterly	12/26/2026	1,370,000	127,505	126,215	1,290
		Net Unrealized Appreciation on Swap Contracts							$ 157,499	$ 3,744

PLC	- Public Limited Company
CSI	Credit Suisse

(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.